STOCKHOLDER'S EQUITY (Details Narrative3)				0 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Aug. 31, 2011	Sep. 30, 2011 Standard Gold
Common stock, shares issued	30,053,846	29,897,846		14,357,135
Common stock, shares outstanding	30,053,846	29,897,846		13,645,596
Common stock issued				13,645,596
Conversion ratio of common stock (in ratio)				1:1
Preferred stock, shares issued	4,586,539	4,586,539	5,000,000	711,539
Preferred stock, shares outstanding	4,586,539	4,586,539		711,539
Series A convertible preferred stock issued				711,539
Conversion ratio of preferred stock (in ratio)				1:1